As filed with the Securities and Exchange Commission on June 28, 2017

Securities Act File No. 333-89389

Investment Company Act File No. 811-09637

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 50	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 51	☒
(Check appropriate box or boxes)

BLACKROCK LARGE CAP SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, DE 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code 1-800-441-7762

John M. Perlowski

BlackRock Large Cap Series Funds, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

Master Large Cap Series LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on June 28, 2017.

BLACKROCK LARGE CAP SERIES FUNDS, INC.
(REGISTRANT) ON BEHALF OF BLACKROCK LARGE CAP FOCUS GROWTH FUND

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, President and Chief Executive Officer (Principal Executive Officer)	June 28, 2017

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	June 28, 2017

SUSAN J. CARTER* (Susan J. Carter)	Director

COLLETTE CHILTON* (Collette Chilton)	Director

NEIL A. COTTY* (Neil A. Cotty)	Director

RODNEY D. JOHNSON* (Rodney D. Johnson)	Director

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director

JOSEPH P. PLATT* (Joseph P. Platt)	Director

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Director

MARK STALNECKER* (Mark Stalnecker)	Director

KENNETH L. URISH* (Kenneth L. Urish)	Director

CLAIRE A. WALTON* (Claire A. Walton)	Director

FREDERICK W. WINTER* (Frederick W. Winter)	Director

BARBARA G. NOVICK* (Barbara G. Novick)	Director

*By:	/s/ BENJAMIN ARCHIBALD	June 28, 2017
(Benjamin Archibald, Attorney-in-Fact)

SIGNATURES

Master Large Cap Series LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on June 28, 2017.

MASTER LARGE CAP SERIES LLC (REGISTRANT) ON BEHALF OF MASTER LARGE CAP FOCUS GROWTH PORTFOLIO

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Large Cap Series Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, President and Chief Executive Officer (Principal Executive Officer)	June 28, 2017

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	June 28, 2017

SUSAN J. CARTER* (Susan J. Carter)	Director

COLLETTE CHILTON* (Collette Chilton)	Director

NEIL A. COTTY* (Neil A. Cotty)	Director

RODNEY D. JOHNSON* (Rodney D. Johnson)	Director

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director

JOSEPH P. PLATT* (Joseph P. Platt)	Director

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Director

MARK STALNECKER* (Mark Stalnecker)	Director

KENNETH L. URISH* (Kenneth L. Urish)	Director

CLAIRE A. WALTON* (Claire A. Walton)	Director

FREDERICK W. WINTER* (Frederick W. Winter)	Director

BARBARA G. NOVICK* (Barbara G. Novick)	Director

*By:	/s/ BENJAMIN ARCHIBALD	June 28, 2017
(Benjamin Archibald, Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase